Expenses By Nature	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Expenses By Nature
EXPENSES BY NATURE:
We have presented our consolidated statement of operations by function. Included in our cost of sales and SG&A for 2018 were employee-related costs of $804.7 (2017 — $726.4; 2016 — $711.3), including employee stock-based compensation expense of $33.4 (2017 — $30.1; 2016 — $33.0), freight and transportation costs of $97.0 (2017 — $79.3; 2016 — $80.9), depreciation expense of $73.7 (2017 — $67.6; 2016 — $66.2) and rental expense of $35.4 (2017 — $28.5; 2016 — $27.1).